Emerging Asian Markets Equity Portfolio
PORTFOLIO OF INVESTMENTS   June 30, 1998
(Unaudited)

ISSUER/INDUSTRY                                SHARES             VALUE
--------------------------------------------------------------------------
COMMON STOCK AND WARRANTS--87.7%
--------------------------------------------------------------------------
INDONESIA-7.4%
--------------------------------------------------------------------------
Pt Bimanatra Citra
  Multi-Industry                               262,000          $    4,918
Pt Daya Guna Samudera
  Consumer                                      66,000              40,546
Pt Gudang Garam
  Consumer                                      40,000              23,754
Pt Indosat
  Telecommunications                            24,000              28,177
Pt Tambang Timah
  Building Materials                            49,000              22,160
Pt Telecomunikasion
  Telecommunications                            29,000               8,264
                                                                ----------
                                                                   127,819
                                                                ----------

MALAYSIA-46.7%
--------------------------------------------------------------------------
Berjaya Group Berhad
  Multi-Industry                                20,000               2,458
Berjaya Sports
  Leisure & Tourism                             17,000              25,191
Commerce Asset
  Holdings Berhad
  Banking                                       78,000              29,131
Genting Berhad
  Leisure & Tourism                             19,000              34,335
Hume Industries Berhad
  Building Materials                            13,000               9,773
IOI Corp.
  Plantations                                   42,000              20,948
KFC Holdings Berhad
  Consumer                                      21,000              11,132
Kuala Lumpur Kepong Berhad
  Plantations                                   37,000              59,731
Magnum Corp. Berhad
  Leisure & Tourism                             50,000              18,553
Malayan Banking Berhad
  Banking                                       37,000              37,265
Malayan Resource Corp.
  Multi-Industry                                74,000              18,722
Malaysia Mining Corp.
  Construction/Engineering                      59,000              18,765
Malayan Bank
  Banking                                       14,000              14,100
Malaysian International Shipping
  Transport                                     35,000              51,021
Petronas Gas Berhad
  Utilities                                     13,000              24,119
Public Bank Berhad
  Banking                                       29,000               8,735
RHB Capital Berhad
  Banking                                       41,000              16,696
Rashid Hussein Berhad
  Banking                                       25,000              12,288
Resorts World Berhad
  Leisure & Tourism                             40,000              43,949
Rothmans Pall Mall
  Consumer                                       6,300              43,642
Selangor Properties
  Properties                                     9,000               3,686
Sime Darby Berhad
  Multi-Industry                                14,000               9,648
Star Publications Malaysia
  Media                                         22,000              18,447
Technology Resources
  Industries Berhad
  Telecommunications                            14,000               9,614
Telekom Malaysia
  Utilities                                     93,000             156,858
Tenaga Nasional Berhad
  Utilities                                     85,000             102,403
                                                                ----------
                                                                   801,210
                                                                ----------

PHILIPPINES-15.2%
--------------------------------------------------------------------------
Ayala Land Inc.
  Property                                     196,070              56,423
DMCI Holdings Inc.
  Construction                                   5,000                 158
Filinvest Land
  Property                                      36,000               1,519
Ionics Circuit Inc.
  Manufacturing                                 45,700              14,521
Manila Electric
  Utilities                                     21,590              56,952
Metro Bank & Trust Co.
  Banking                                        1,500               8,813
Philippine Long Distance
  Telephone
  Telecommunications                             3,370              76,775
SM Prime Holdings
  Property                                     179,000              28,331
San Miguel Corp.
  Consumer                                      13,600              17,938
                                                                ----------
                                                                   261,430
                                                                ----------

THAILAND-18.4%
--------------------------------------------------------------------------
Advanced Information Services
  Telecommunications                               800               3,185
Advanced Information Services*
  Telecommunications                             8,200              34,976
Bangkok Bank Co. Ltd.
  Banking                                       24,100              29,697
Bangkok Expressway
  Construction                                   1,000                 385
Bec World
  Construction                                   7,000              26,706
Co-Generation Public Co.
  Utilities                                     14,900               6,002
Co-Generation Public Co.*
  Utilities                                     98,600              39,720
Electricity General
  Utilities                                      6,600              10,244
Grammy Entertainment
  Media                                          9,000              20,900
Industrial Financing Corp.
  of Thailand
  Banking                                       13,100               2,701
National Petrochemical
  Petrochemicals                                 1,500                 418
Ptt Exploration & Products
  Energy                                         9,000              68,246
Phatra Thanakit Co.
  Finance                                       37,500               3,377
Siam Makro
  Consumer                                      28,500              39,171
Siam Cement Co.
  Building Materials                             1,600               7,735
Thai Airways International
  Transportation                                 7,200               5,972
Thai Farmers Bank
  Banking                                       17,400              15,359
Thai Farmers
  Bank-Warrants*                                 2,837                 168
                                                                ----------
                                                                   314,962
                                                                ----------

TOTAL COMMON STOCK
  (Identified Cost $2,602,810)                                  $1,505,421
                                                                ----------

TOTAL INVESTMENTS                                 87.7%          1,505,421

OTHER ASSETS
   LESS LIABILITIES                               12.3             211,097
                                                 -----          ----------
NET ASSETS                                       100.0%         $1,716,518
                                                 -----          ----------

* Non income producing securities

See notes to financial statements

EMERGING ASIAN MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $2,602,810)          $1,505,421
Receivable for investments sold                                           15,976
Cash                                                                     174,593
Receivable for foreign currency sold                                      11,589
Foreign currency, at value (Cost, $19,913)                                20,010
Dividends receivable                                                       2,693
--------------------------------------------------------------------------------
 Total assets                                                          1,730,282
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Investment advisory fees (Note 2)                   1,511
Payable for currency purchased                                            11,616
Accrued expenses and other liabilities                                       637
--------------------------------------------------------------------------------
 Total liabilities                                                        13,764
--------------------------------------------------------------------------------
NET ASSETS                                                            $1,716,518
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                              $1,716,518
--------------------------------------------------------------------------------

EMERGING ASIAN MARKETS EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,552)     $ 64
Interest                                                2,637
--------------------------------------------------------------------------------
 Total investment income                                              $ 2,701
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)                      12,366
Administrative fees (Note 3)                              618
--------------------------------------------------------------------------------
 Total expenses                                        12,984
Less aggregate amount waived by the Administrator
   (Note 3)                                              (618)
Net expenses                                                           12,366
--------------------------------------------------------------------------------
 Net investment loss                                                   (9,665)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions       (2,242,108)
Net realized loss on foreign currency exchange
   transactions                                       (72,346)
--------------------------------------------------------------------------------
 Net realized loss                                                 (2,314,454)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments--
 Beginning of period                               (2,398,027)
 End of period                                     (1,097,292)      1,300,735
--------------------------------------------------------------------------------
Translation of other assets and liabilities denominated
 in foreign currencies--net                                               544
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)               1,301,279
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                   (1,013,175)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(1,022,840)
--------------------------------------------------------------------------------

See notes to financial statements

EMERGING ASIAN MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                    JUNE 30, 1998   DECEMBER 31,
                                                     (Unaudited)       1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)                            $ (9,665)     $ 33,784
Net realized loss on investments and foreign
   exchange transactions                              (2,314,454)   (3,015,565)
Net change in unrealized appreciation (depreciation)
 of investments and foreign currency exchange          1,301,279    (3,247,601)
--------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations (1,022,840)   (6,229,382)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                              280,099     2,061,677
Value of withdrawals                                    (212,925)   (4,552,871)
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets from
   capital transactions                                   67,174    (2,491,194)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS:                             (955,666)   (8,720,576)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    2,672,184    11,392,760
--------------------------------------------------------------------------------
End of period                                         $1,716,518    $2,672,184
--------------------------------------------------------------------------------

EMERGING ASIAN MARKETS EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                 AUGUST 23, 1995
                                                                                  (COMMENCEMENT
                                             SIX MONTHS                           OF OPERATIONS)
                                               ENDED       YEAR ENDED DECEMBER 31,      TO
                                           JUNE 30, 1998   ----------------------- DECEMBER 31,
                                            (Unaudited)       1997         1996        1995
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)   $    1,717     $    2,672   $   11,393    $5,963
Ratio of expenses to average net assets           1.00%*         1.12%+       0.56%        0%
Ratio of net investment income (loss)
 to average net assets                           (0.78)%*        0.40%        0.60%     1.53%*
Portfolio turnover                                  83%            72%          73%        0%
Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets                    1.05%*         1.20%        1.06%     1.05%*
Net investment income (loss)
 to average net assets                           (0.83)%*        0.32%        0.10%     0.48%*
------------------------------------------------------------------------------------------------

 * Annualized.
 + Ratio of expenses to average net assets excluding interest expense would be 1.00%.

See notes to financial statements

EMERGING ASIAN MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Emerging Asian Markets Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Fund's Administrator. Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The following significant accounting policies consistently followed by the Portfolio are as follows:
   A. Investment Security Valuations Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations and techniques are believed to reflect more accurately the fair value of such securities. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.
   B. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and foreign taxes withholding recorded and the actual amount received or paid.
   C. Forward Foreign Currency Exchange Contracts The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   D. Accounting For Investments Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Reclaim of recoverable foreign taxes are the responsibility of the qualified investors. Interest income is accrued daily. Interest expense is related to expenses incurred on cash overdrafts.
   E. U.S. Federal Income and Other Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.
   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   G. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $12,366 for the six months ended June 30, 1998. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $618, all of which was voluntarily waived, for the six months ended June 30, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS For the six months ended June 30, 1998, purchases and sales of investment securities, other than short-term investments, aggregated $2,033,079 and $1,920,094, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

-------------------------------------------------------------------------------
Aggregate cost                                                 $ 2,602,810
-------------------------------------------------------------------------------
Gross unrealized appreciation                                  $    14,910
Gross unrealized depreciation                                   (1,112,299)
-------------------------------------------------------------------------------
Net unrealized depreciation                                    $(1,097,389)
-------------------------------------------------------------------------------

6. EXPENSE FEES SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 1.00% of average daily net assets.

7. FINANCIAL INSTRUMENTS The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.
   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held on June 30, 1998.

8. LINE OF CREDIT The Portfolio, along with the other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit for the six months ended June 30, 1998. The commitment fee allocated to the Portfolio was $7. Since the line of credit was established, there have been no borrowings.

9. SUBSEQUENT EVENT On August 7, 1998 the Board of Trustees of the Portfolio, approved the liquidation of the Portfolio.